14. Acquisition (Sept 2019 Note) (Details - Allocation of purchase price) - USD ($)	2 Months Ended	9 Months Ended
	Mar. 15, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Purchase price
Cash		$ 0	$ 0
Allocation of purchase price
Goodwill		$ 162,572		$ 0	$ 0
AVX Design [Member]
Purchase price
Cash	$ 550,000
29,286 shares of common stock (1)	290,716
Secured promissory note	50,000
Total purchase price	890,716
Allocation of purchase price
Cash	201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Intangible assets	145,000
Goodwill	162,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$ 890,716